Basis of preparation of the financial statements	6 Months Ended
Jun. 30, 2020
Basis of preparation of the financial statements
Basis of preparation of the financial statements

2.Basis of preparation of the interim financial statements

a) Statement of compliance

The condensed consolidated interim financial statements of the Company (“interim financial statements”) have been prepared and are being presented in accordance with IAS 34 Interim Financial Reporting of the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

b) Basis of presentation

The interim financial statements have been prepared to update users about relevant events and transactions that occurred in the period and should be read in conjunction with the financial statements for the year ended December 31, 2019. The accounting policies, accounting estimates and judgements, risk management and measurement methods are the same as those applied when preparing the last annual financial statements.

These interim financial statements were authorized for issue on July 29, 2020.

The interim financial statements of the Company and its associates and joint ventures are measured using the currency of the primary economic environment in which the entity operates (“functional currency”), which in the case of the Parent Company is the Brazilian real (“R$”). For presentation purposes, these interim financial statements are presented in United States dollars (“US$”) as the Company believes that this is the relevant currency used by international investors.

The exchange rates used by the Company to translate its foreign operations are as follows:

			Average rate
	Closing rate		Three-month period ended		Six-month period ended
	June 30,	December 31,	June 30,	June 30,	June 30,	June 30,
	2020	2019	2020	2019	2020	2019
US Dollar ("US$")	5.4760	4.0307	5.3854	3.9221	4.9218	3.8459
Canadian dollar ("CAD")	4.0226	3.1034	3.8882	2.9312	3.5992	2.8833
Euro ("EUR" or "€")	6.1539	4.5305	5.9279	4.4068	5.4211	4.3440

c) Coronavirus outbreak

The coronavirus outbreak has developed rapidly in 2020, with reports of multiple fatalities from the COVID-19, including locations where the Company has its main operations. Measures taken by various governments to contain the virus have affected economic activity of several locations. The Company has taken several measures to monitor and prevent the effects of the COVID-19 virus such as safety and health measures for its employees (like social distancing and working from home) and securing the supply of materials that are essential to the Company’s production process.

The Company continues to support the communities near its operating locations, with special focus on Brazil communities that have been more adversely affected by the pandemic. Vale has pledged more than US$85 to support COVID-19 relief efforts in the communities where it operates through its humanitarian aid program, which are being used to provide needed support such as medical supplies and equipment. This amount was recognized as “Other operating expenses” in the income statement for the three and six-months periods ended June 30, 2020.

A significant portion of the Company’s revenue is originated from sales made to customers in Asia and Europe, and Vale as well relies on an extensive logistics and supply chain, including several ports, distribution centers and suppliers that have operations in affected regions. The Company is closely evaluating the impact of the COVID-19 on its business. To date, COVID-19 has not had a significant operational or financial impact on the Company, other than those already disclosed on these interim financial statements.

Impairment and onerous contracts – The Company assessed whether there were any triggering events suggesting that an impairment test for its non-financial assets and concluded there have been no changes in the circumstances that would indicate an impairment loss. As the pandemic is still progressing in some locations, the total financial impact arising from the COVID-19 on the Company’s cash generating units (“CGU”), if any, cannot be reliably estimated at this time. Therefore, the major long-term assumptions applied on the preparation of the cash flows models, such as commodities prices and production levels, remain unchanged for the impairment trigger assessment.

Itabira mining complex, Iron Ore - From June 5, 2020 to June 17, 2020, the activities at the Itabira mining complex were suspended by a ruling of the Regional Labor Court of Appeals (“Tribunal Regional do Trabalho – TRT”) of the 3rd Region based on an alleged increase of COVID-19 infections. On June 17, 2020, the federal labor inspectors revoked their initial suspension order and the Company resumed this operation. Therefore, impairment losses were not identified in relation to this asset.

Teluk Rubiah Maritime Terminal (“TRMT”), Iron Ore - On March 24, 2020, the Company temporarily halted its operations in the TRMT in Malaysia, as the Company was temporarily unable to secure the minimum resources to safely operate the terminal. On May 16, 2020, the Company resumed the loading operations at TRMT and no impairment losses were recorded in relation to this asset.

Voisey’s Bay, Nickel - On March 16, 2020, the Company ramped down the Voisey’s Bay mining operation and placed it on care and maintenance, as a precaution to avoid exposure when travelling to the remote site and to help to protect the health and well-being of Nunatsiavut and Innu indigenous communities in Labrador in face of the COVID-19 pandemic. On July 3, 2020, the Company resumed this operation, which should reach its full capacity by August 2020. Therefore, impairment losses were not identified in relation to this asset.

Mozambique, Coal – In 2019, the Company fully impaired the assets related to this CGU because the expected yield of metallurgical coal and thermal coal will not be achieved, mostly due to technical issues on the project and operation of the assets related to this CGU. As a result, the Company has decided to implement a new mining plan and a new plant strategy to achieve the ramp-up of this asset, which includes shortening the life of mine and completing a plant overhaul. However, due to travel and equipment transportation restrictions resulting from the COVID-19 outbreak, the Company is revisiting plans for the Mozambique coal processing plant stoppage. The halting of the processing plants’ operations was previously expected to start in the second quarter of 2020 and a new date is under evaluation. Other than this, the plan for this CGU has not changed and, therefore, no further impact was recognized in the period ended June 30, 2020.

Other assets - The Company did not identify any changes in the circumstances that would indicate an impairment trigger of other assets due to the coronavirus outbreak. However, due to the decision to sell the investment held in Vale Nouvelle-Calédonie, the Company recognized an impairment loss as disclosed in note 12. At this time, the outbreak has not caused a significant impact to the Company’s operations, but if it continues for an extended period of time, the Company’s financial conditions or results of operations in 2020 may be adversely impacted.

Liquidity – On March 24, 2020, as a precautionary measure to increase its cash position and preserve financial flexibility considering the uncertainties in the global markets resulting from the COVID-19 outbreak, the Company drew down US$5 billion under its revolving credit lines agreements, maturing in June 2022 (US$2 billion) and in December 2024 (US$3 billion). Also, in March 2020, the Company discontinued its nickel hedge accounting program, by selling the contract options for a total cash consideration of US$230.

Deferred taxes – On March 31, 2020, the Indonesian Government issued Government Regulation (“PERPPU-1”) to manage the economic impact of the COVID-19 global pandemic, which impacts the Indonesian tax policies. The enacted income tax rate of 25% has been decreased to 22% for fiscal years 2020 and 2021 and there will be a further decrease to 20%, starting from fiscal year 2022. Therefore, the Company has remeasured its deferred taxes arising from PT Vale Indonesia Tbk (“PTVI”) operations, considering the substantive enactment of the new tax rate. As a result, the Company recognized an income tax gain of US$82 for the six-month period ended June 30, 2020.

Fair value of other assets and liabilities - At this time, the outbreak has not caused any significant impact on the fair value of the Company's assets and liabilities. However, abnormally large changes have occurred in the valuation of financial assets across many markets since the outbreak. The outbreak continues to be uncertain, making it impossible to forecast the final impact it could have on the economy, and in turn, on the Company's business, liquidity, and financial position meaning that the fair values of the Company's assets and liabilities may change in later periods.